Trade and Other Payables	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Trade and Other Payables
Trade and Other Payables

	JPY (millions) As of March 31
	2019	2020
Trade payables	¥212,348	¥211,627
Other payables	115,046	107,189
Total	¥327,394	¥318,816

Trade payables relate to expenditures associated with Takeda’s manufacturing and other payables relate to other expenditures associated with its day-to-day operations.